Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Options Outstanding and Exercised Under Various Stock Options Plans

 The following is a summary of stock options outstanding and exercised under various stock option plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2013
Number outstanding at beginning of period	63,171,918	$28.83
Granted	1,168,011	33.99
Exercised	(17,260,740)	28.41
Cancelled (a)	(354,424)	29.22
Number outstanding at end of period (b)	46,724,765	$29.12	4.4	$527
Exercisable at end of period	39,556,000	$29.19	3.8	$444
2012
Number outstanding at beginning of period	75,823,941	$27.60
Granted	4,180,492	28.65
Exercised	(15,681,323)	23.12
Cancelled (a)	(1,151,192)	24.90
Number outstanding at end of period (b)	63,171,918	$28.83	4.9	$196
Exercisable at end of period	50,671,654	$30.12	4.2	$92
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted Average Estimated Fair Value and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2013	2012	2011
Estimated fair value	$12.13	$10.19	$10.55
Risk-free interest rates	1.0%	.9%	2.5%
Dividend yield	2.6%	2.6%	2.5%
Stock volatility factor	.49	.49	.47
Expected life of options (in years)	5.5	5.5	5.5

Summary of Certain Stock Option Activity of Company

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Fair value of options vested	$41	$49	$54
Intrinsic value of options exercised	144	143	61
Cash received from options exercised	489	362	165
Tax benefit realized from options exercised	56	75	23

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2013, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	4,661,087	5.1	$11.39	4,661,087	$11.40
$15.01 – $20.00	167,391	2.4	19.54	167,391	19.54
$20.01 – $25.00	3,390,179	6.2	23.85	2,216,001	23.84
$25.01 – $30.00	13,108,918	5.2	29.05	8,276,837	29.29
$30.01 – $35.00	17,999,955	3.9	31.97	16,837,858	31.83
$35.01 – $36.25	7,397,235	3.1	36.07	7,396,826	36.07
Total	46,724,765	4.4	$29.12	39,556,000	$29.19

Summary of Status of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2013		2012		2011
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,935,743	$25.04	8,995,295	$22.46	8,811,027	$19.74
Granted	3,717,635	33.88	3,085,077	28.70	3,136,086	28.20
Vested	(3,744,411)	22.17	(2,931,820)	20.97	(2,552,979)	20.15
Cancelled	(255,108)	29.18	(212,809)	25.01	(398,839)	22.20
Outstanding at end of period	8,653,859	$29.96	8,935,743	$25.04	8,995,295	$22.46